Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

March 4, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Legg Mason ETF Investment Trust

File Nos.: 333-206784 and 811-23096

Dear Sir or Madam:

In connection with the registration by Legg Mason ETF Investment Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).

This Registration Statement is being filed to register shares of the ClearBridge Large Cap Growth ESG ETF (the “Large Cap Fund”), a series of the Registrant, that will be issued to shareholders of the ClearBridge All Cap Growth ESG ETF (the “All Cap Fund”), also a series of the Registrant, in connection with a transfer of substantially all of the assets (net of liabilities) of the All Cap Fund to the Large Cap Fund pursuant to a Plan of Reorganization included in the Registration Statement, which has been approved by the Board of Trustees of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on April 3, 2024. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Josh Borneman at (202) 507-5172.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

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